Borrowings - Debt Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Non Current Borrowings	$ 2,401,471	[1]	$ 2,017,090
Current Borrowings	207,619	[1]	186,119
Borrowings	2,609,090		2,203,209	$ 2,055,878	$ 1,897,774
Senior Notes
Borrowings
Non Current Borrowings	1,916,062		1,428,398
Current Borrowings	27,195		32,352
Bank borrowings
Borrowings
Non Current Borrowings	485,409		588,692
Current Borrowings	177,216		$ 153,767
Bank overdraft
Borrowings
Current Borrowings	$ 3,208

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).